FORUM ETF TRUST
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101

August 1, 2014

EDGAR FILING
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Forum ETF Trust (the “Trust” or “Registrant”) File Nos. 333-180250/811-22679 Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Registrant, a Delaware statutory Trust, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Registrant certifies that the Prospectus for Merk Hard Currency ETF (the “Fund”), dated July 31, 2014 does not differ from the Prospectus contained in the Registration Statement of the Registrant which was filed electronically via EDGAR on July 23, 2014 (accession number 0001435109-14-000471).

The Statement of Additional Information for the Fund was filed under Rule 497(c) on August 1, 2014 (accession number 0001435109-14-000506).

If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2076 or by e-mail at zac.tackett@atlanticfundservices.com.

Sincerely,

/s/ Zachary Tackett

Zachary R. Tackett

Vice President and Secretary to the Registrant